Concentration Risk (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Federated Kaufmann Fund [Member] Revenue Concentration By Investment Fund [Member]	Dec. 31, 2013 Federated Prime Obligations Fund [Member] Revenue Concentration By Investment Fund [Member]
Concentration Risk [Line Items]
Estimated Net Impact On Future Pre Tax Income	$ 30
Concentration Risk, Percentage		11.00%	10.00%